Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
NET OPERATING REVENUE	R$ 21,479,468	R$ 20,535,341	R$ 20,976,216
Operating costs	(16,581,428)	(15,605,584)	(16,707,908)
GROSS OPERATING PROFIT	4,898,040	4,929,757	4,268,308
Other operational expenses / income
Selling expenses	(152,638)	(175,669)	(186,682)
General and administrative expenses	(1,078,037)	(733,695)	(870,858)
Hydrological risk renegotiation - GSF			1,570,543
Other operational income (expenses), net	(280,460)	(739,635)	(220,835)
Provision for allocation of PIS and Cofins credits		(810,563)
Equity in earnings of investees	307,809	478,577	366,314
Total other operational expenses / income	(1,203,326)	(1,980,985)	658,482
PROFIT BEFORE FINANCIAL RESULTS AND TAXES	3,694,714	2,948,772	4,926,790
Financial results
Financial income	1,069,116	956,413	901,605
Financial expenses	(2,274,106)	(1,950,927)	(1,247,970)
Restatement of provision for allocation of PIS and Cofins credits		(1,011,370)
Total financial results	(1,204,990)	(2,005,884)	(346,365)
OPERATING PROFIT	2,489,724	942,888	4,580,425
INCOME TAX AND SOCIAL CONTRIBUTION
Current	(371,104)	(368,035)	(372,180)
Deferred	17,047	649,134	(806,344)
TOTAL INCOME TAX AND SOCIAL CONTRIBUTION	(354,057)	281,099	(1,178,524)
NET INCOME FROM CONTINUING OPERATIONS	2,135,667	1,223,987	3,401,901
DISCONTINUED OPERATIONS
Net income (loss) from discontinued operations	191,501	(74,666)	1,646,701
NET INCOME	2,327,168	1,149,321	5,048,602
Attributed to shareholders of the parent company resulting from continuing operations	2,158,077	1,237,819	3,441,885
Attributed to shareholders of the parent company due to discontinued operations	100,733	(125,812)	1,510,688
Attributed to non-controlling shareholders resulting from continuing operations	873	(207)	(16,331)
Attributed to non-controlling shareholders due to discontinued operations	R$ 67,485	R$ 37,521	R$ 112,360